Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Deferred revenue and customer advances
Deferred revenue	¥ 32,085		¥ 30,508
Customer advances	38,388		35,139
Total	70,473		65,647
Less: current portion	(66,983)	$ (10,566)	(62,489)
Non-current portion	¥ 3,490	$ 551	¥ 3,158